Trade and other receivables (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other non-current receivables	$ 3,363,123	$ 3,974,395
Percentage of entity's revenue	27.30%	28.10%
Trade and other current receivables	$ 320,702,339	$ 286,213,598
Country of domicile [member] | Credit Risk [Member]
Credit Insurance Coverage Rate		90.00%
Foreign countries [member] | Credit Risk [Member]
Credit Insurance Coverage Rate		99.00%
Compañía Pisquera de Chile S.A.
Trade and other non-current receivables	$ 1,240,461	$ 2,411,833
Proportion Of Subsidiary Ownership Percentage Sold	49.00%
Trade and other current receivables	$ 1,392,650